Payments, by Government - 12 months ended Dec. 31, 2024 $ in Thousands, $ in Thousands		Taxes USD ($)	Taxes CAD ($)	Taxes GBP (£)	Royalties USD ($)	Royalties CAD ($)	Fees USD ($)	Fees CAD ($)	Prod. Entitlements USD ($)	Bonuses USD ($)	Dividends USD ($)	Infrastructure USD ($)	Comm. Social Resp. USD ($)	Total Payments USD ($)	Total Payments CAD ($)	Total Payments GBP (£)
Total		$ 14,299,700			$ 5,906,200		$ 347,800		$ 11,405,200	$ 2,100	$ 421,200	$ 9,500	$ 62,500	$ 32,454,200
Exxon Mobil Corp (Dodd Frank Only) [Member]
Total		11,220,200			4,105,800		296,500		7,912,400	2,100	421,200	600	62,500	24,021,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | ARGENTINA
Total	[1]	1,200			29,400		1,100							31,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | ARGENTINA | Ministerio de Infraestructura [Member]
Total	[1]						700							700
Exxon Mobil Corp (Dodd Frank Only) [Member] | ARGENTINA | Provincia del Neuquén [Member]
Total	[1]	1,200			29,400		400							31,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA
Total	[2]	1,324,900					15,700							1,340,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Australian Energy Market Operator (AEMO) [Member]
Total	[2]						400							400
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Australian Taxation Office [Member]
Total	[2]	1,324,900												1,324,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Department of Energy, Environment and Climate Action [Member]
Total	[2]						100							100
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Energy Safe Victoria [Member]
Total	[2]						600							600
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Environmental Protection Authority [Member]
Total	[2]						400							400
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Gippsland Water [Member]
Total	[2]						2,800							2,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Mornington Peninsula Shire Council [Member]
Total	[2]						200							200
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | National Offshore Petroleum Safety and Environmental Management Authority (NOPSEMA) [Member]
Total	[2]						5,600							5,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | State Revenue Office Victoria [Member]
Total	[2]						1,900							1,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | The National Offshore Petroleum Titles Administrator (NOPTA) [Member]
Total	[2]						900							900
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Wellington Shire Council [Member]
Total	[2]						2,700							2,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | AZERBAIJAN
Total	[3]	24,900												24,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | AZERBAIJAN | State Tax Services of the Republic of Azerbaijan [Member]
Total	[3]	24,900												24,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | BANGLADESH
Total	[3]						1,200							1,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | BANGLADESH | PetroBangla [Member]
Total	[3]						1,200							1,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL
Total	[4]	(1,100)					4,400						15,300	18,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao Coordenacao de Projetos, Pesquisas e Estudos Tecnologicos [Member]
Total	[4]												7,000	7,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao da Universidade Federal do Parana [Member]
Total	[4]												300	300
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio a Servicos Tecnicos, Ensino e Fomento a Pesquisas [Member]
Total	[4]												2,500	2,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio a Universidade de Sao Paulo [Member]
Total	[4]												2,700	2,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio a Universidade Federal do Rio Grande do Sul [Member]
Total	[4]												900	900
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio a Universidade Federal Rural do Rio de Janeiro [Member]
Total	[4]												300	300
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Ciencia Aplicacoes e Tecnologia Espaciais [Member]
Total	[4]												200	200
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Desenvolvimento da Pesquisa [Member]
Total	[4]												1,400	1,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Desenvolvimento da Unicamp [Member]
Total	[4]												100	100
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundo de Compensacao Ambiental [Member]
Total	[4]						800							800
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Ministerio da Fazenda [Member]
Total	[4]	(1,100)					3,600							2,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | EGYPT
Total	[3]						200			2,100				2,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | EGYPT | Alexandria Naval Base [Member]
Total	[3]						100							100
Exxon Mobil Corp (Dodd Frank Only) [Member] | EGYPT | Egyptian Natural Gas Holding Company (EGAS) [Member]
Total	[3]									$ 2,100				2,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | EGYPT | National Institute of Oceanography [Member]
Total	[3]						100							100
Exxon Mobil Corp (Dodd Frank Only) [Member] | EQUATORIAL GUINEA
Total	[5]				99,800		5,100		26,500				1,500	132,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | EQUATORIAL GUINEA | Guinea Ecuatorial de Petróleos (GEPetrol) [Member]
Total	[5]								26,500					26,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | EQUATORIAL GUINEA | Ministry of Mines and Hydrocarbons [Member]
Total	[5]				99,800		5,100						1,500	106,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | GREECE
Total	[6]						1,100							1,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | GREECE | Hellenic Hydrocarbons and Energy Resources Management Company (HEREMA) [Member]
Total	[6]						1,100							1,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA
Total	[7]	163,600					2,400		3,759,200			600		3,925,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Bojonegoro, Tuban, Blora Regency [Member]
Total	[7]											600		600
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Directorate General Of Land Transportation [Member]
Total	[7]						200							200
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Directorate General Of Marine Transportation [Member]
Total	[7]						700							700
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Directorate General Of Taxation [Member]
Total	[7]	163,600												163,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Pertamina Ep Cepu [Member]
Total	[7]								515,200					515,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Perusahaan Umum Perum Jasa Tirta [Member]
Total	[7]						300							300
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Blora Patragas Hulu (Perseroda) [Member]
Total	[7]								25,000					25,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Asri Dharma Sejahtera [Member]
Total	[7]								51,300					51,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Petrogas Jatim Utama Cendana [Member]
Total	[7]								25,700					25,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Sarana Patra Hulu Cepu [Member]
Total	[7]								12,500					12,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | SKK Migas [Member]
Total	[7]						1,200		3,129,500					3,130,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | IRAQ
Total	[8]	16,900												16,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | IRAQ | General Commission for Taxes [Member]
Total	[8]	16,900												16,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | KAZAKHSTAN
Total	[9]	8,300					4,800							13,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | KAZAKHSTAN | Atyrau Tax Committee [Member]
Total	[9]	8,300					4,000							12,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | KAZAKHSTAN | KazTransOil [Member]
Total	[9]						800							800
Exxon Mobil Corp (Dodd Frank Only) [Member] | MALAYSIA
Total	[10]	329,100			443,000				2,267,500					3,039,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | MALAYSIA | Inland Revenue Board of Malaysia [Member]
Total	[10]	271,800												271,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | MALAYSIA | PETRONAS [Member]
Total	[10]	57,300			443,000				2,267,500					2,767,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | MOZAMBIQUE
Total	[3]						14,800							14,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | MOZAMBIQUE | Instituto Nacional de Petroleo (INP) [Member]
Total	[3]						14,800							14,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA
Total	[11]	1,345,400			705,900		233,900		275,300				40,100	2,600,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Akwa Ibom State Government [Member]
Total	[11]						6,300						100	6,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Federal Government [Member]
Total	[11]						4,000							4,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Federal Inland Revenue Service [Member]
Total	[11]	1,345,000					2,800							1,347,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Industrial Training Fund [Member]
Total	[11]						800							800
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Lagos State Board of Internal Revenue [Member]
Total	[11]	400												400
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Local Government [Member]
Total	[11]						200							200
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Niger Delta Development Commission [Member]
Total	[11]						69,700							69,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigeria Host Community Development Trust Fund [Member]
Total	[11]												36,100	36,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigerian Content Development and Monitoring Board [Member]
Total	[11]						10,400						3,900	14,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigerian National Petroleum Company (NNPC) Limited [Member]
Total	[11]						4,400		275,300					279,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]
Total	[11]				705,900		134,900							840,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Other Federal Ministries [Member]
Total	[11]						400							400
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA
Total	[12]	521,900					800				396,900			919,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Conservation and Environment Protection Authority [Member]
Total	[12]						600							600
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Department of Petroleum & Energy [Member]
Total	[12]	132,400					200							132,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Department of Works [Member]
Total	[12]	32,400												32,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Internal Revenue Commission [Member]
Total	[12]	357,100												357,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Kumul Petroleum PNG Holdings Limited [Member]
Total	[12]										323,700			323,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Mineral Resources Development Company [Member]
Total	[12]										73,200			73,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR
Total	[13]	158,600							1,583,900		24,300		5,600	1,772,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | General Tax Authority [Member]
Total	[13]	158,600												158,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | INJAZ Qatar Establishment [Member]
Total	[13]												500	500
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Ministry of Environment and Climate Change [Member]
Total	[13]												200	200
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Qatar Foundation [Member]
Total	[13]												100	100
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Qatar Museums Authority [Member]
Total	[13]												1,300	1,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Qatar University [Member]
Total	[13]												500	500
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | QatarEnergy [Member]
Total	[13]								1,583,900		$ 24,300		600	1,608,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Teach For Qatar [Member]
Total	[13]												2,300	2,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | THAILAND
Total	[14]	7,600			4,200									11,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | THAILAND | Department of Mineral Fuels, Ministry Of Energy [Member]
Total	[14]				4,200									4,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | THAILAND | Revenue Department [Member]
Total	[14]	7,600												7,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED ARAB EMIRATES
Total	[3]	5,912,100			1,863,700									7,775,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED ARAB EMIRATES | Department of Finance, Abu Dhabi [Member]
Total	[3]	5,912,100			1,863,700									7,775,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES
Total	[3]	1,406,800			959,700		10,800							2,377,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES | Bureau of Land Management [Member]
Total	[3]				45,500		200							45,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES | Internal Revenue Service [Member]
Total	[3]	1,406,800												1,406,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES | Office of Natural Resources Revenue [Member]
Total	[3]				914,200		10,600							924,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | VIET NAM
Total	[15]												200	200
Exxon Mobil Corp (Dodd Frank Only) [Member] | VIET NAM | Vietnam Oil and Gas Group (Petrovietnam) [Member]
Total	[15]												$ 200	200
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member]
Total		2,072,200			351,000		8,200		3,492,900			8,900		5,933,100
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA
Total		456,531					384		2,509,081					2,965,997
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA | Agencia Nacional de Petroleo e Gas [Member]
Total									2,509,081					2,509,081
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA | Ministerio das Financas [Member]
Total		450,087					384							450,472
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA | Ministerio dos Petroleos [Member]
Total		6,444												6,444
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | CYPRUS
Total							1,866							1,866
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | CYPRUS | Ministry of Energy, Commerce, and Industry [Member]
Total							1,866							1,866
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY
Total		279,932												279,932
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Bundeszentralamt fuer Steuern [Member]
Total		169,278												169,278
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Finanzamt Fuer Grossunternehmen [Member]
Total		69,671												69,671
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Flecken Steyerberg [Member]
Total		1,817												1,817
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Finanzamt Berlin-Kreuzberg [Member]
Total		121												121
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Cappeln [Member]
Total		304												304
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Emsteck [Member]
Total		644												644
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Grossenkneten [Member]
Total		3,462												3,462
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Goldenstedt [Member]
Total		180												180
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Krummhoern [Member]
Total		119												119
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Lastrup [Member]
Total		326												326
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Neuenkirchen [Member]
Total		110												110
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Visbek [Member]
Total		526												526
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Wagenfeld [Member]
Total		166												166
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Wardenburg [Member]
Total		421												421
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Burgwedel [Member]
Total		280												280
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Doetlingen [Member]
Total		1,243												1,243
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Landeshauptstadt Hannover [Member]
Total		4,672												4,672
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Landesamt Fuer Bergbau, Claustha [Member]
Total		10,575												10,575
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Barnstorf [Member]
Total		130												130
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Bothel [Member]
Total		903												903
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Hankensbuettel [Member]
Total		461												461
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Kirchdorf-Bahrenbor [Member]
Total		796												796
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Kirchdorf-Barenburg [Member]
Total		1,363												1,363
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Neuenhaus [Member]
Total		761												761
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Siedenburg [Member]
Total		545												545
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Sottrum [Member]
Total		487												487
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Uchte [Member]
Total		591												591
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Wathlingen [Member]
Total		384												384
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Zeven [Member]
Total		123												123
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Cloppenburg [Member]
Total		322												322
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Karlsruhe [Member]
Total		406												406
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Loeningen [Member]
Total		187												187
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Meppen [Member]
Total		3,411												3,411
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Sulingen [Member]
Total		1,761												1,761
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Vechta [Member]
Total		1,034												1,034
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Visselhoevede [Member]
Total		229												229
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Walsrode [Member]
Total		614												614
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Steuerkasse Koeln [Member]
Total		855												855
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Munster [Member]
Total		241												241
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Rotenburg (Wuemme) [Member]
Total		183												183
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Wildeshausen [Member]
Total		227												227
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA
Total		1,236,161			348,026		4,943		983,778			8,915		2,581,822
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Guyana Geology and Mines Commission [Member]
Total							3,050							3,050
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Ministry of Natural Resources [Member]
Total					348,026				$ 983,778					1,331,804
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Environmental Protection Agency [Member]
Total							353							353
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Guyana Revenue Authority [Member]
Total		1,236,161												1,236,161
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Maritime Administration Department [Member]
Total							1,540							1,540
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Ministry of Culture, Youth, Sport [Member]
Total												$ 8,915		8,915
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NAMIBIA
Total		306					742							1,047
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NAMIBIA | Ministry of Finance [Member]
Total		306												306
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NAMIBIA | Ministry of Mines And Energy [Member]
Total							229							229
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NAMIBIA | Petrofund [Member]
Total							513							513
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NETHERLANDS
Total		99,234			2,945									102,179
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NETHERLANDS | Belastingdienst [Member]
Total		99,234			2,945									102,179
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | SURINAME
Total							246							246
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | SURINAME | Staatsolie Maatschappij [Member]
Total							246							246
Imperial Oil Limited [Member]
Total		898,200			1,159,900		36,100							2,094,200
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF ALBERTA [Member]
Total			$ 254,330			$ 1,584,820		$ 22,820							$ 1,861,970
Imperial Oil Limited [Member] | CANADA | REGIONAL MUNICIPALITY OF WOOD BUFFALO [Member]
Total			52,230					270							52,500
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF SASKATCHEWAN [Member]
Total								4,350							4,350
Imperial Oil Limited [Member] | CANADA | MUNICIPAL DISTRICT OF BONNYVILLE NO 87 [Member]
Total			30,450												30,450
Imperial Oil Limited [Member] | CANADA | TOWN OF NORMAN WELLS [Member]
Total			5,510												5,510
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF CANADA [Member]
Total			854,090			1,040		370							855,500
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF QUEBEC [Member]
Total			18,070												18,070
Imperial Oil Limited [Member] | CANADA | ATHABASCA CHIPEWYAN FIRST NATION [Member]
Total								3,860							3,860
Imperial Oil Limited [Member] | CANADA | FORT MCMURRAY #468 FIRST NATION [Member]
Total								2,480							2,480
Imperial Oil Limited [Member] | CANADA | FORT MCKAY FIRST NATION [Member]
Total								3,380							3,380
Imperial Oil Limited [Member] | CANADA | MIKISEW CREE FIRST NATION [Member]
Total								4,760							4,760
Imperial Oil Limited [Member] | CANADA | COLD LAKE FIRST NATIONS [Member]
Total								970							970
Imperial Oil Limited [Member] | CANADA | FORT MCKAY METIS COMMUNITY ASSOCIATION [Member]
Total								670							670
Imperial Oil Limited [Member] | CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #1935 FORT MCMURRAY [Member]
Total								1,610							1,610
Imperial Oil Limited [Member] | CANADA | ELIZABETH METIS SETTLEMENT [Member]
Total								500							500
Imperial Oil Limited [Member] | CANADA | ONION LAKE CREE NATION [Member]
Total								310							310
Imperial Oil Limited [Member] | CANADA | WHITEFISH LAKE FIRST NATION [Member]
Total								170							170
Imperial Oil Limited [Member] | CANADA | HEART LAKE FIRST NATION [Member]
Total								120							120
Imperial Oil Limited [Member] | CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #125 FORT CHIPEWYAN [Member]
Total								1,980							1,980
Imperial Oil Limited [Member] | CANADA | BEAVER LAKE CREE NATION [Member]
Total								410							410
Imperial Oil Limited [Member] | CANADA | BUFFALO LAKE METIS SETTLEMENT [Member]
Total								460							460
ExxonMobil Canada Investments Company [Member]
Total		9,600			275,000		3,200							287,900
ExxonMobil Canada Investments Company [Member] | CANADA | GOVERNMENT OF ALBERTA [Member]
Total			13,330			30		180							13,540
ExxonMobil Canada Investments Company [Member] | CANADA | GOVERNMENT OF CANADA [Member]
Total			$ 20			181,200		460							181,680
ExxonMobil Canada Investments Company [Member] | CANADA | GOVERNMENT OF NEWFOUNDLAND & LABRADOR [Member]
Total						195,900		200							196,100
ExxonMobil Canada Investments Company [Member] | CANADA | CANADA NEWFOUNDLAND & LABRADOR OFFSHORE PETROLEUM BOARD [Member]
Total								3,490							3,490
ExxonMobil Canada Energy [Member]
Total							0							0
ExxonMobil Canada Energy [Member] | CANADA | GOVERNMENT OF ALBERTA [Member]
Total								30							30
ExxonMobil Canada Properties [Member]
Total					$ 14,500		$ 3,800							18,300
ExxonMobil Canada Properties [Member] | CANADA | GOVERNMENT OF ALBERTA [Member]
Total								780							780
ExxonMobil Canada Properties [Member] | CANADA | GOVERNMENT OF CANADA [Member]
Total						$ 20,900									20,900
ExxonMobil Canada Properties [Member] | CANADA | GOVERNMENT OF NEWFOUNDLAND & LABRADOR [Member]
Total								1,040							1,040
ExxonMobil Canada Properties [Member] | CANADA | CANADA NEWFOUNDLAND & LABRADOR OFFSHORE PETROLEUM BOARD [Member]
Total								$ 3,550							$ 3,550
Esso Exploration and Production UK Limited [Member]
Total		$ 99,500												$ 99,500
Esso Exploration and Production UK Limited [Member] | UNITED KINGDOM | HM REVENUE & CUSTOMS [Member]
Total | £				£ 77,591,694												£ 77,591,694

[1]	Payments made in Argentine Peso
[2]	Payments made in Australian Dollar
[3]	Payments made in US Dollar
[4]	Payments made in Brazilian Real
[5]	Payments made in Central African Franc
[6]	Payments made in Euro
[7]	Payments made in Indonesian Rupiah and US Dollar
[8]	Payments made in Iraqi Dinar
[9]	Payments made in Kazakhstani Tenge
[10]	Payments made in Malaysian Ringgit and US Dollar
[11]	Payments made in Nigerian Naira and US Dollar
[12]	Payments made in Papua New Guinean Kina and US Dollar
[13]	Payments made in Qatari Riyal and US Dollar
[14]	Payments made in Thai Baht
[15]	Payments made in Vietnamese Dong